SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Vessel Agreement Segment Subsidiary Customer Charter	Dec. 31, 2018 USD ($) Vessel Customer Charter	Dec. 31, 2017 USD ($) Vessel Customer	Dec. 31, 2016 USD ($)
Cash, Cash Equivalents and Restricted Cash [Abstract]
Original maturities of deposits classified as cash and cash equivalents		3 months
Vessels [Abstract]
Estimate useful life of vessel		25 years
Market rates for the initial period		2 years
Historical and average spot market rate		15 years
Salvage value of the vessel		$ 8,000
Drydocking [Abstract]
Period when vessels are required to be drydocked, minimum		30 months
Period when vessels are required to be drydocked, maximum		60 months
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements | Agreement		2
Segment Information [Abstract]
Number of segments | Segment		1
Number of types of vessel | Vessel		1
Income Tax [Abstract]
Income tax rate		0.00%
Income tax expense		$ 71	$ 79	$ 83
Concentration of Risk [Abstract]
Accounts receivable, net		24,600	22,100
Recent Accounting Pronouncements [Abstract]
Right-of-use asset	[1]	1,412	$ 0
Number of vessels affected | Vessel			15	19
Accumulated deficit		(10,352)	$ (308,803)
ASSETS [Abstract]
Total Current Assets		129,372	112,945
Voyages in Progress		13,124	15,075
Prepaid Expenses		3,383	3,830
Total Non-Current Assets		901,531	958,166
Total Assets		1,030,903	1,071,111
EQUITY AND LIABILITIES [Abstract]
Total Shareholders' Equity		595,424	602,031	$ 711,064	$ 871,049
Total Current Liabilities		59,028	36,290
Accrued Voyage Expenses		11,524	5,063
Total Non-Current Liabilities		376,451	432,790
Total Liabilities and Shareholders' Equity		1,030,903	1,071,111
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues		317,220	289,016	297,141
Voyage Expenses		(141,770)	(165,012)	(142,465)
Net Operating Loss		31,971	(38,616)	(175,690)
Net Loss		(10,352)	(95,306)	(204,969)
Total Comprehensive Loss		(10,430)	(95,438)	(205,119)
Effect on the Condensed Cash Flow Statement [Abstract]
Net Loss		(10,352)	(95,306)	(204,969)
Voyages in Progress		1,951	(5,059)	20,303
Prepaid Expenses and Other Current Assets		(1,068)	1,837	(904)
Accounts Payable and Accrued Liabilities		10,122	(7,112)	1,072
Net Cash (Used In)/Provided by Operating Activities		$ 52,858	(16,103)	$ 31,741
Adjustments [Member]
ASSETS [Abstract]
Total Current Assets			6,991
Voyages in Progress			8,111
Prepaid Expenses			(1,120)
Total Non-Current Assets			0
Total Assets			6,991
EQUITY AND LIABILITIES [Abstract]
Total Shareholders' Equity			6,265
Total Current Liabilities			726
Accrued Voyage Expenses			726
Total Non-Current Liabilities			0
Total Liabilities and Shareholders' Equity			6,991
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues			2,819
Voyage Expenses			(627)
Net Operating Loss			2,193
Net Loss			2,193
Total Comprehensive Loss			2,193
Effect on the Condensed Cash Flow Statement [Abstract]
Net Loss			2,193
Voyages in Progress			(2,819)
Prepaid Expenses and Other Current Assets			503
Accounts Payable and Accrued Liabilities			124
Net Cash (Used In)/Provided by Operating Activities			0
Amounts Before ASC 606 Adoption [Member]
ASSETS [Abstract]
Total Current Assets			119,936
Voyages in Progress			23,186
Prepaid Expenses			2,710
Total Non-Current Assets			958,166
Total Assets			1,078,102
EQUITY AND LIABILITIES [Abstract]
Total Shareholders' Equity			608,296
Total Current Liabilities			37,016
Accrued Voyage Expenses			5,789
Total Non-Current Liabilities			432,790
Total Liabilities and Shareholders' Equity			1,078,102
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues			291,835
Voyage Expenses			(165,639)
Net Operating Loss			(36,423)
Net Loss			(93,113)
Total Comprehensive Loss			(93,245)
Effect on the Condensed Cash Flow Statement [Abstract]
Net Loss			(93,113)
Voyages in Progress			(7,879)
Prepaid Expenses and Other Current Assets			2,340
Accounts Payable and Accrued Liabilities			(6,988)
Net Cash (Used In)/Provided by Operating Activities			$ (16,103)
Ballast Tank [Member]
Drydocking [Abstract]
Improvements amortized over a period		8 years
Norwegian Tax Administration [Member]
Income Tax [Abstract]
Number of wholly owned subsidiaries | Subsidiary		2
Income tax rate		22.00%	23.00%	24.00%
Income tax expense		$ 71	$ 79	$ 83
Accounts Receivable [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		48.00%	49.00%
Number of charterers accounted for outstanding amount | Charter		3	3
Accounts Receivable [Member] | Customer One [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		19.00%	24.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		15.00%	13.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		14.00%	12.00%
Revenues [Member]
Concentration of Risk [Abstract]
Number of customers accounted for spot charter revenues | Customer		1	1	1
Concentration of credit risk percentage		13.50%	10.50%	12.00%
ASC 606 [Member]
Recent Accounting Pronouncements [Abstract]
Right-of-use asset		$ 500	$ 1,900
Lease liability		$ 500	1,900
Accumulated deficit			$ (6,300)	$ (4,100)
EQUITY AND LIABILITIES [Abstract]
Total Shareholders' Equity				$ 706,992

[1]	relates to certain office lease contracts. Optional periods are not included in the calculation.